Financial assets and liabilities and impacts on statements of consolidated operations - Impact of the financial assets and liabilities on the statements of consolidated operations (Details) - EUR (€)
€ in Thousands
		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Change in fair value	€ (346)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Change in fair value		€ 2,831	€ 726	€ 0
Convertible notes and non-convertible bonds
Disclosure of detailed information about financial instruments [line items]
Interest		(4,374)	(2,526)	(189)
Change in fair value				0
Advances
Disclosure of detailed information about financial instruments [line items]
Interest		€ (24)	€ (33)	(33)
Change in fair value				€ 0